Stradley Ronon Stevens & Young, LLP 1250 Connecticut Avenue, N.W. Suite 500 Washington, D.C. 20036 202.507.5154 www.stradley.com

March 6, 2017

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                             Morningstar Funds Trust

Initial Registration Statement on Form N-1A

Ladies and Gentlemen:

Transmitted herewith for filing on behalf of Morningstar Funds Trust (the “Trust”), pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), is the Trust’s initial Registration Statement on Form N-1A, including the exhibits thereto.

Prior to this filing, the Trust transmitted for filing with the Securities and Exchange Commission under the 1940 Act the Trust’s Notification of Registration on Form N-8A.

Please do not hesitate to call me at (202) 507-5154, or my colleague Nicole Trudeau at (202) 507-5155, if you have any questions regarding the foregoing. Thank you for your attention to this matter.

Sincerely,

/s/ Eric S. Purple

Eric S. Purple

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